Investment Securities - Investment Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investment Holdings [Abstract]
Fair value of investment securities	$ 2,740	$ 17,929
Cost basis of investment securities	2,739	17,946
Net unrealized (gains)/losses on investment securities	$ (1)	$ 17